NOTE 23. Condensed Statement of Cash flows (Details) (AUTOCHINA INTERNATIONAL LIMITED, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
AUTOCHINA INTERNATIONAL LIMITED
Net cash and cash equivalents (used in) provided by operating activities	$ (643)	$ 83,799	$ (2,063)
Net cash and cash equivalents provided by investing activities	644	7,543	1,873
Net cash and cash equivalents used in financing activities	0	(91,327)	0
Cash and cash equivalents, beginning of the year	95	80	270
Cash and cash equivalents, end of the year	$ 96	$ 95	$ 80